United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
        Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-1704

                      (Investment Company Act File Number)


                      Federated American Leaders Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/06
                                                 -------


                 Date of Reporting Period: Quarter ended 6/30/05
                                           ---------------------







Item 1.           Schedule of Investments









Federated American Leaders Fund, Inc.
Portfolio of Investments
June 30, 2005 (unaudited)




   Shares                                                                               Value





                              Common Stocks--98.2%
                              Consumer Discretionary--12.8%
   612,300                    Gannett Co., Inc.                                  $      43,552,899
   1,872,500                  Gap (The), Inc.                                           36,981,875
   1,508,800           1      Goodyear Tire & Rubber Co.                                22,481,120
   510,300                    Home Depot, Inc.                                          19,850,670
   2,584,400           1      Interpublic Group Cos., Inc.                              31,477,992
   342,800                    Johnson Controls, Inc.                                    19,309,924
   1,698,000                  Mattel, Inc.                                              31,073,400
   1,725,900                  McDonald's Corp.                                          47,893,725
   1,632,200                  News Corp., Inc.                                          26,408,996
   2,882,100                  Time Warner, Inc.                                         48,159,891
                              Total                                                     327,190,492
                              Consumer Staples--7.5%
   926,300                    Altria Group, Inc.                                        59,894,558
   295,100                    Coca-Cola Co.                                             12,320,425
   811,500                    SUPERVALU, Inc.                                           26,463,015
   1,433,800           2      Safeway Inc.                                              32,389,542
   2,315,600                  Tyson Foods, Inc., Class A                                41,217,680
   421,600             2      UST, Inc.                                                 19,250,256
                              Total                                                     191,535,476
                              Energy--9.7%
   628,000             2      Apache Corp.                                              40,568,800
   408,000                    BP PLC, ADR                                               25,451,040
   1,395,000                  Chevron Corp.                                             78,008,400
   1,240,400                  Exxon Mobil Corp.                                         71,285,788
   274,400                    Total SA, Class B, ADR                                    32,063,640
                              Total                                                     247,377,668
                              Financials--36.0%
   967,300                    Ace Ltd.                                                  43,383,405
   1,323,200                  Allstate Corp.                                            79,061,200
   790,700                    American International Group, Inc.                        45,939,670
   1,383,100                  Bank of America Corp.                                     63,083,191
   864,900                    Citigroup, Inc.                                           39,984,327
   1,093,600           2      Freddie Mac                                               71,335,528
   475,500                    Fannie Mae                                                27,769,200
   639,700                    Fifth Third Bancorp                                       26,362,037
   572,500             2      Hartford Financial Services Group, Inc.                   42,811,550
   1,416,500                  J.P. Morgan Chase & Co.                                   50,030,780
   684,000                    MBIA Insurance Corp.                                      40,568,040
   1,871,500                  MBNA Corp.                                                48,958,440
   464,900                    Merrill Lynch & Co., Inc.                                 25,574,149
   592,100                    MetLife, Inc.                                             26,608,974
   1,377,200                  Morgan Stanley                                            72,261,684
   719,700                    Nationwide Financial Services, Inc.,
                              Class A                                                   27,305,418
   1,150,900                  New York Community Bancorp, Inc.                          20,854,308
   652,600             2      RenaissanceRe Holdings Ltd.                               32,134,024
   424,300                    U.S. Bancorp                                              12,389,560
   1,038,500           2      Wachovia Corp.                                            51,509,600
   1,115,700                  Wells Fargo & Co.                                         68,704,806
                              Total                                                     916,629,891
                              Healthcare--7.4%
   588,200                    Abbott Laboratories                                       28,827,682
   641,700             2      AmerisourceBergen Corp.                                   44,373,555
   524,200                    Baxter International, Inc.                                19,447,820
   190,100             2      HCA, Inc.                                                 10,772,967
   1,205,200           2      McKesson HBOC, Inc.                                       53,980,908
   1,114,400                  Pfizer, Inc.                                              30,735,152
                              Total                                                     188,138,084
                              Industrials--5.2%
   645,800                    Eaton Corp.                                               38,683,420
   530,220                    Northrop Grumman Corp.                                    29,294,655
   2,217,100                  Tyco International Ltd.                                   64,739,320
                              Total                                                     132,717,395
                              Information Technology--6.5%
   379,800                    Analog Devices, Inc.                                      14,170,338
   1,361,400                  Hewlett-Packard Co.                                       32,006,514
   295,300                    International Business Machines Corp.                     21,911,260
   1,678,800                  Intel Corp.                                               43,749,528
   1,012,500                  Microsoft Corp.                                           25,150,500
   1,567,975                  Motorola, Inc.                                            28,631,224
                              Total                                                     165,619,364
                              Materials--2.1%
   644,600                    Alcoa, Inc.                                               16,843,398
   394,800                    PPG Industries, Inc.                                      24,777,648
   336,900             2      United States Steel Corp.                                 11,579,253
                              Total                                                     53,200,299
                              Telecommunication Services--7.6%
   536,200             2      Alltel Corp.                                              33,394,536
   2,458,600           2      SBC Communications, Inc.                                  58,391,750
   1,091,100                  Sprint Corp.                                              27,375,699
   1,653,442                  Verizon Communications                                    57,126,421
   717,600                    Vodafone Group PLC, ADR                                   17,452,032
                              Total                                                     193,740,438
                              Utilities--3.4%
   711,800             2      American Electric Power Co., Inc.                         26,244,066
   672,200             2      Edison International                                      27,257,710
   1,324,000                  NiSource, Inc.                                            32,742,520
                              Total                                                     86,244,296
                      Total Common Stocks (identified cost
                              $2,153,054,765) 2,502,393,403 Repurchase
                              Agreements--4.0%
   25,589,000                 Interest in $1,593,000,000 joint
                              repurchase agreement with BNP Paribas
                              Securities Corp., 3.45%, dated 6/30/2005,
                              to be repurchased at $25,591,452 on
                              7/1/2005, collateralized by U.S.
                              Government Agency Obligations with
                              various maturities to 11/1/2035,
                              collateral market value $1,633,156,051                    25,589,000
   25,000,000                 Interest in $3,000,000,000 joint
                              repurchase agreement with Citigroup
                              Global Markets, Inc., 3.45%, dated
                              6/30/2005, to be repurchased at
                              $25,002,396 on 7/1/2005, collateralized
                              by U.S. Government Agency Obligations
                              with various maturities to 1/1/2045,
                              collateral market value $3,079,949,647                    25,000,000
   31,379,000                 Interest in $1,500,000,000 joint
                              repurchase agreement with Bear Stearns
                              and Co., Inc., 3.45%, dated 6/30/2005, to
                              be repurchased at $31,382,007 on
                              7/1/2005, collateralized by U.S.
                              Government Agency Obligations with
                              various maturities to 7/25/2035,
                              collateral market value $1,536,735,046
                              (held as collateral for securities
                              lending) 31,379,000
   20,000,000                 Interest in $3,000,000,000 joint
                              repurchase agreement with Citigroup
                              Global Markets, Inc., 3.45%, dated
                              6/30/2005, to be repurchased at
                              $20,001,917 on 7/1/2005, collateralized
                              by U.S. Government Agency Obligations
                              with various maturities to 1/1/2045,
                              collateral market value $3,079,949,647
                              (held as collateral for securities
                              lending)                                                  20,000,000
                              Total Repurchase Agreements (AT AMORTIZED
                              COST)                                                     101,968,000
                              Total INVESTMENTS --- 102.2%
                                    (identified cost $2,255,022,765)3                   2,604,361,403
                    OTHER ASSETS AND LIABILITIES --- NET ---
                              (2.2)%                                                    (55,646,401)
                                    Total net assets --- 100%                    $      2,548,715,002




1      Non-income producing security.
2 All or a proportion of these shares are temporarily on loan to affiliated broker/dealers. As of June 30, 2005, securities subject to this type of arrangement and related collateral were as follows:

        Market Value of Securities Loaned      Market Value of Collateral
                   $49,673,796                         $51,379,000

3 The cost of investments for federal tax purposes was $2,255,022,765. The net unrealized appreciation of investments for federal tax purposes was $349,338,638. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $392,823,370 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,484,732.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.
Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronym is used throughout this portfolio:
   ADR     --American Depositary Receipt





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated American Leaders Fund, Inc.

By                /S/ Richard J. Thomas, Principal Financial Officer
                      (insert name and title)

Date              August 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue, Principal Executive Officer
Date              August 22, 2005


By                /S/ Richard J. Thomas, Principal Financial Officer
Date              August 22, 2005